INCOME TAXES - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Income tax expense (benefit)	$ 683,000	$ (17,091,000)	$ 15,763,000
Deferred tax assets, valuation allowance	219,515,000	248,710,000	$ 6,781,000	$ 15,961,000
Operating loss carryforwards	330,200,000
Unrecognized tax benefits	300,000	0
Domestic Tax Authority | Internal Revenue Service (IRS)
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	330,200,000	344,600,000
Domestic Tax Authority | Internal Revenue Service (IRS) | Operating Loss Carryforwards Begin to Expire In 2027
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	220,300,000
State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	106,600,000	$ 198,500,000
State and Local Jurisdiction | Operating Loss Carryforwards Begin to Expire In 2027
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 109,600,000